Consolidated Balance Sheets (Parentheticals) - USD ($)		Jun. 30, 2025	Jun. 30, 2024
Aggregate liquidation preference (in Dollars)			$ 16,622,139
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	[1]	500,000,000	500,000,000
Ordinary shares, shares issued	[1]	72,243,992	50,716,451
Ordinary shares, shares outstanding	[1]	72,243,992	50,716,451
Series Angel Convertible Redeemable Preferred Shares
Preferred shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred shares, shares authorized			13,613,762
Preferred shares, shares issued			13,613,762
Preferred shares, shares outstanding			13,613,762
Series Pre-A Convertible Redeemable Preferred Shares
Preferred shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred shares, shares authorized			12,495,712
Preferred shares, shares issued			12,495,712
Preferred shares, shares outstanding			12,495,712
Series A Convertible Redeemable Preferred Shares
Preferred shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred shares, shares authorized			5,082,112
Preferred shares, shares issued			5,082,112
Preferred shares, shares outstanding			5,082,112

[1]	Par value of ordinary shares, share data and accumulated deficit have been retroactively restated to give effect to the Reverse Recapitalization (defined below) related to the Business Combination (defined below) completed on June 27, 2025. (Note 1 and Note 15)